                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [X]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                August 9, 2000
----------------------     --------------------------    --------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:               123
                                             ------------------

Form 13F Information Table Value Total:     $     139,543
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

STALEY CAPITAL ADVISERS, INC.
13 F HOLDINGS
AS OF JUNE 30, 2000


                                                                                  TITLE                           FAIR
                                                                                   OF                            MARKET
     SHARES         ACRONYM                     NAME OF ISSUERS                   CLASS      CUSIP #              VALUE
     ------         -------                     ---------------                   -----      -------             ------
    134,500          AAT          ALL AMERICAN TERM TRUST INC.                     COM       016440109            $1,555,156
    300,000          AW           ALLIED WASTE INDUSTRIES INC                      COM       019589308            $3,000,000
         29          AOL          AMERICA ONLINE                                   COM       02364J104                $1,530
        282          AIG          AMERICAN INTERNATIONAL GROUP                     COM       026874107               $33,112
      1,702          AWK          AMERICAN WATER WORKS                             COM       030411102               $42,560
        400         AMGN          AMGEN, INC.                                      COM       031162100               $28,100
    351,600          APH          AMPHENOL CORP                                    COM       032095101           $23,271,525
        688          ADM          ARCHERDANIELSMIDLAND CO.                         COM       039483102                $6,751
      4,790           T           AT&T CORP.                                       COM       001957109              $151,484
        500          AUD          AUTOMATIC DATA PROCESSING                        COM       05301513                $26,781
      5,959          BLS          BELLSOUTH CORP.                                  COM       079860102              $254,011
    115,198          BTM          BLACKROCK 2001 TERM                              COM       092477108            $1,051,181
      5,977          BKT          BLACKROCK INCOME TRUST                           COM       09247F100               $38,103
     15,000          BMN          BLACKROCK MUNI TARGET TRUST                      COM       09247M105              $151,875
     22,646          BNA          BLACKROCK NORTH AMERICAN GOVT.                   COM       092475102              $220,800
    315,521          BGT          BLACKROCK STRATEGIC TERM                         COM       09247P108            $2,780,531
    225,005          BTT          BLACKROCK TARGET TERM                            COM       092476100            $2,165,678
        519          BA           BOEING CO.                                       COM       097023105               $21,701
        164          BP           BP AMOCO PLC  SPONS ADR                          COM       056622104                $9,276
      1,000          BMY          BRISTOLMYERS SQUIBB CO.                          COM       110122108               $58,250
      5,000          BNS          BROWN & SHARPE MFG. CO.                          COM       115223109               $14,062
    151,900          CS           CABLETRON SYSTEMS                                COM       126920107            $3,835,475
     82,500         CAIS          CAIS INTERNET, INC.                              COM       12476Q102            $1,160,156
        161          CHV          CHEVRON CORP.                                    COM       166751107               $13,655
        200         CSCO          CISCO SYSTEMS INC.                               COM       17275R102               $12,712
        533          CHV          CITIGROUP, INC.                                  COM       172967101               $32,100
      1,375         COHO          COHO ENERGY, INC.                                COM       192481109               $11,344



STALEY CAPITAL ADVISERS, INC.
13 F HOLDINGS
AS OF JUNE 30, 2000


                                                                                  TITLE                           FAIR
                                                                                   OF                            MARKET
     SHARES         ACRONYM                     NAME OF ISSUERS                   CLASS      CUSIP #              VALUE
     ------         -------                     ---------------                   -----      -------             ------
         350         CNXT        CONEXANT INC.                                    COM        207142100               $17,019
         490         COC/B       CONOCO INC. CLB                                  COM        208251405               $12,028
      30,000          CGX        CONSOLIDATED GRAPHICS, INC.                      COM        209341106              $281,250
         300         DELL        DELL COMPUTER CORP                               COM        247025109               $14,794
         247          CPH        DELPHI AUTOMOTIVE SYS. CORP.                     COM        247126105                $3,597
         500         DCLK        DOUBLECLICK INC.                                 COM        258609304               $19,062
         450          DOW        DOW CHEMICAL                                     COM        260543103               $13,584
         474          DD         DU PONT E I DE NEMOUR & CO.                      COM        263534109               $20,737
   1,765,758         DYNA        DYNATECH CORP                                    COM        268140100           $32,004,364
       5,366         EPNY        E.PIPHANY INC.                                   COM        26881V100              $575,168
         375          EK         EASTMAN KODAK COMPANY                            COM        277461109               $22,312
          64          EDS        ELECTRONIC DATA SYSTEMS CORP. NEW                COM        285661104                $2,640
          80          EMC        EMC CORP./MASS                                   COM        268648102                $6,155
         480         XRTC        EXTR@CT INC.                                     COM        302258108                   $90
       1,927          XOM        EXXON MOBILE CORPORATION                         COM        30231G102              $151,249
       1,000          FII        FEDERATED INVESTORS, INC.                        COM        314211103               $35,062
     545,750          FSH        FISHER SCIENTIFIC INTL INC                       COM        338032204           $13,507,312
       2,500           F         FORD MOTOR CO.                                   COM        345310100              $107,500
         524          GTE        G T E CORPORATION                                COM        362320103               $32,619
       7,554          GE         GENERAL ELECTRIC CO.                             COM        369604103              $400,362
         354          GM         GENERAL MOTORS CORP.                             COM        370442105               $20,554
       8,200          HTL        HEARTLAND PARTNERS LP                            COM        422357103              $174,250
      10,000          HTI        HEARTLAND TECHNOLOGIES                           COM        421979105                $8,750
         600          HNZ        HEINZ H.J. CO.                                   COM        423074103               $26,250
         400          HON        HONEYWELL INTERNATIONAL INC.                     COM        438516106               $13,475
       3,000          HMT        HOST MARRIOTT REIT                               COM        44107P104               $28,125
       5,000         IGTE        IGATE CAPITAL CORP.                              COM        45169U105               $68,750
         200         IMGN        IMMUNOGEN, INC.                                  COM        45253H101                $2,412
         400         INTC        INTEL CORP.                                      COM        458140100               $53,475
       1,000          IOM        IOMEGA CORP.                                     COM        462030107                $4,000
         500         JDSU        JDS UNIPHASE CORP.                               COM        46612J101               $59,937
     121,100          BTO        JOHN HANCOCK BANK & THRIFT                       COM        409735107              $809,856
       1,095          JNJ        JOHNSON & JOHNSON                                COM        478160104              $111,559
       3,000          JPM        JP MORGAN & CO.                                  COM        616880100              $330,375
     734,000         JPSP        JPS PACKAGING CO                                 COM        46623H102            $1,835,000


STALEY CAPITAL ADVISERS, INC.
13 F HOLDINGS
AS OF JUNE 30, 2000

                                                                                  TITLE                           FAIR
                                                                                   OF                            MARKET
     SHARES         ACRONYM                     NAME OF ISSUERS                   CLASS      CUSIP #              VALUE
     ------         -------                     ---------------                   -----      -------             ------
       8,299          KMM         KEMPER MULTIMARKET                               COM       48842B106              $71,060
         350          KMB         KIMBERLY CLARK CORP.                             COM       494368103              $20,081
         479          LLY         LILLY ELI & CO.                                  COM       532457108              $47,840
          25          LOW         LOWE'S COMPANIES, INC.                           COM       548661107               $1,027
       1,443          LU          LUCENT TECHNOLOGIES, INC.                        COM       549463107              $85,470
      12,000         MAGY         MAGNITUDE INFORMATION SYSTEM                     COM       559534102              $18,000
         800         MATW         MATTHEWS INTL.                                   COM       577128101              $23,200
         750          MAY         MAY DEPARTMENT STORES CO.                        COM       577778103              $18,000
         300          MCD         MCDONALD'S CORP.                                 COM       580135101               $9,881
     348,950          MCK         MCKESSON HBOC                                    COM       58155Q103           $7,306,141
          99          UMG         MEDIAONE GROUP INC.                              COM       58440J104               $6,670
          75          MDT         MEDTRONIC INC                                    COM       585055106               $3,736
       1,660          MRK         MERCK & CO. INC.                                 COM       589331107             $127,197
   1,380,700          MMG         METROMEDIA INTL. GROUP                           COM       591695101           $6,558,325
     526,646          MIN         MFS INTERMEDIATE INCOME TRUST                    COM       55273C107           $3,324,453
      30,069          MMT         MFS MULTI MARKET INCOME                          COM       552737108             $186,054
         929          NCC         NATIONAL CITY CORP.                              COM       635405103              $15,847
      28,407          NPY         NUVEEN PA. PREMIUM INCOME                        COM       67061F101             $351,540
         563          OKE         ONEOK INC.                                       COM       682680103              $14,593
         200          PPG         P P G INDUSTRIES                                 COM       693506107               $8,862
         350          PEB         PE BIOSYSTEMS GROUP                              COM       69332S102              $23,056
         100          CRA         PE CORP  CELERA GENOMICS GROUP                   COM       69332S201               $9,350
      10,400          PPH         PHARMACEUTICAL HOLDRs TRUST                      COM       71712A206           $1,100,450
         281          PD          PHELPS DODGE CORPORATION                         COM       717265102              $10,450
         450          MO          PHILIP MORRIS COMPANIES INC                      COM       718154107              $11,953
      12,997          PCM         PIMCO COMMERC. MORTGAGE                          COM       693388100             $157,588
         400          NCC         PNC BANK CORP.                                   COM       693475105              $18,750
     754,500          PGI         POLYMER GROUP                                    COM       731745105           $6,979,125
     544,205          PIM         PUTNAM MASTER INTERM. INCOME                     COM       746909100           $3,401,281
         400         RTN/B        RAYTHEON CO. NEW                                 COM       755111408               $7,700
       1,599         RESP         RESPIRONICS, INC.                                COM       761230101              $28,782
         900          SLE         SARE LEE CORP.                                   COM       803111103              $17,381
       4,970          SBC         SBC COMM. INC.                                   COM       78387G103             $214,974
       4,172          SGP         SCHERINGPLOUGH CORP.                             COM       806605101             $210,709
     200,322         SCOT         SCOTTISH ANNUITY & LIFE HOLDINGS                 COM       002316664           $1,677,696



STALEY CAPITAL ADVISERS, INC.
13 F HOLDINGS
AS OF JUNE 30, 2000

                                                                                  TITLE                           FAIR
                                                                                   OF                            MARKET
     SHARES         ACRONYM                     NAME OF ISSUERS                   CLASS      CUSIP #              VALUE
     ------         -------                     ---------------                   -----      -------             ------
         1,040         S         SEARS ROEBUCK & CO.                               COM       812387108             $33,930
           700        SBH        SMITHKLINE BEECHAM                                COM       832378301             $45,631
         9,800       SNOW        SNOWBALL.COM, INC.                                COM       83335R102             $47,775
        27,850        FON        SPRINT CORP.                                      COM       852061100          $1,420,350
         2,000        STJ        ST. JUDE MEDICAL INC.                             COM       790849103             $91,750
         5,000        SPF        STANDARD PACIFIC CORP.                            COM       85375C101             $50,000
           325       STEM        STEMCELLS, INC.                                   COM       85857R105              $1,727
        49,677        SGL        STRATEGIC GLOBAL INCOME                           COM       862719101            $521,607
       257,583        TMT        TCW/DW TERM TRUST 2003                            COM       87234U108          $2,302,148
           242        TX         TEXACO INC.                                       COM       881694103             $12,886
         2,000        HCA        THE HEALTHCARE COMPANY                            COM       404119109             $60,750
        16,739       TDHC        THERMADYNE HOLDINGS CORP NEW                      COM       883435208            $259,454
       250,000       TWLB        TWINLAB CORP                                      COM       901774109          $1,593,750
           655        TXU        TXU CORP.                                         COM       873168108             $19,329
         5,000        TYC        TYCO INTERNAT.                                    COM       902124106            $236,875
     2,221,400       OFIS        U S OFFICE PRODUCTS CO                            COM       912325305            $833,025
           127        USW        U.S. WEST, INC.                                   COM       91273H101             $10,890
        22,500        VPV        VAN KAMPEN PA. VALUE                              COM       92112T108            $285,469
           500       VRSN        VERISIGN INC.                                     COM       92343E102             $88,250
         2,610        VZ         VERIZON COMMUNICATIONS                            COM       92343V104            $132,621
           327        VC         VISTEON CORP.                                     COM       92839U107              $3,965
           220        VOD        VODAFONE AIRTOUCH PLC                             COM       92857T107              $9,116
       456,300        WMI        WASTE MGMT. INC                                   COM       94106L109          $8,669,700
           400        WFC        WELLS FARGO COMPANY                               COM       949746101             $15,500
           100       WCOM        WORLDCOM INC.                                     COM       98157D106              $4,587
           185        XRX        XEROX CORP.                                       COM       984121103              $3,839


                                                                                              TOTAL            $139,543,727